Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost Recognized in Net Income and Other Changes in Plan Assets and Benefit Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 58	$ 86	$ 80
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	17
Amortization of actuarial losses	(74)
Amortization of actuarial losses	1
Currency translation adjustments and other	(9)
Total recognized in other comprehensive (income) loss	(65)
Total recognized in comprehensive loss	(7)
Healthcare
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	(52)	39	51
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	(116)
Amortization of actuarial losses	(7)
Amortization of actuarial losses	82
Currency translation adjustments and other	(530)
Total recognized in other comprehensive (income) loss	(571)
Total recognized in comprehensive loss	(623)
Other
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	24	$ 26	$ 25
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	(9)
Amortization of actuarial losses	(4)
Amortization of actuarial losses	(1)
Currency translation adjustments and other	(4)
Total recognized in other comprehensive (income) loss	(18)
Total recognized in comprehensive loss	$ 6